Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Condensed Statements of Loss [Line Items]
General and administrative expenses	¥ (24,686)	$ (3,638)	¥ (73,625)
Total operating expenses	(41,216)	(6,074)	(90,213)
Loss from operations	(25,919)	(3,819)	(71,761)
Other income:
Gain on short-term investments	421	62	2,917
Loss before income tax	(34,117)	(5,027)	(39,353)
Income tax expense	(367)	(54)	171
Net loss	(34,484)	(5,081)	(39,182)
Net loss attributable to ordinary shareholders	(34,037)	$ (5,015)	(38,119)
Reportable Legal Entities [Member] | Parent Company [Member]
Schedule of Condensed Statements of Loss [Line Items]
General and administrative expenses	(14,153)		(37,892)
Total operating expenses	(14,153)		(37,892)
Loss from operations	(14,153)		(37,892)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(21,430)		(4,265)
Other income:
Interest income, net			59
Gain on short-term investments	1,546		2,916
Loss before income tax	(34,037)		(39,182)
Income tax expense
Net loss	(34,037)		(39,182)
Accretion of Redeemable Convertible Preferred Shares
Deemed dividend to preferred shareholder
Net loss attributable to ordinary shareholders	¥ (34,037)		¥ (39,182)